Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum charter hire receipts (Table)
Year ending June 30,	Amount
2025	$447,811
2026	389,820
2027	305,380
2028	299,529
2029	273,642
Thereafter	786,617
Total	$2,502,799

Commitments and Contingencies - Commitments for the acquisition of vessel owning companies from a related party and vessels under construction (Table)

Year ending June 30,	Acquisition of vessel owning companies from CMTC	Vessels under construction	Total
2025	$—	$171,395	$171,395
2026	486,000	369,157	855,157
2027	—	913,641	913,641
2028	—	35,928	35,928
Total	$486,000	$1,490,121	$1,976,121

Commitments and Contingencies - Supervision services commitments (Table)
Year ending June 30,	Amount
2025	$1,467
2026	2,083
2027	2,717
2028	133
Total	$6,400